UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.     Name and address of issuer:

       BLACKROCK REAL INVESTMENT FUND
       (formerly Merrill Lynch Real Investment Fund)
       800 Scudders Mill Road
       Plainsboro, NJ 08536

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):                                                          [X]

3.     Investment Company Act File Number:   811-21486

       Securities Act File Number:           333-111815

4(a).  Last day of fiscal year for which this Form is filed:   November 30, 2006

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.     Calculation of registration fee:

       (i)    Aggregate sale price of securities
              sold during the fiscal year
              pursuant to section 24(f):                         $48,891,571

       (ii)   Aggregate price of securities
              redeemed or repurchased during
              the fiscal year:                    $41,915,123

       (iii)  Aggregate price of securities
              redeemed or repurchased during
              any prior fiscal year ending no
              earlier than October 11, 1995
              that were not previously used
              to reduce registration fees
              payable to the Commission:          $0

       (iv)   Total available redemption
              credits [add Items 5(ii) and
              5(iii)]:                                           $41,915,123


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       (v)    Net sales - if Item 5(i) is
              greater than Item 5(iv)
              [subtract Item 5(iv) from Item
              5(i)]:                                             $6,976,448

       (vi)   Redemption credits available
              for use in future years - if
              Item 5(i) is less than Item
              5(iv) [subtract Item 5(iv) from
              Item 5(i)]:                         $0

       (vii)  Multiplier for determining
              registration fee (See
              Instruction C.9)                                   x 0.000107

       (viii)Registration fee due [multiply
              Item 5(v) by Item 5(vii)]
              (enter "0" if no fee is due):                      = $746.48
                                                                 ===============


6.     Prepaid Shares

       If the response to Item 5(i) was
       determined by deducting an amount
       of securities that were
       registered under the Securities
       Act of 1933 pursuant to rule
       24e-2 as in effect before October
       11, 1997, then report the amount
       of securities (number of shares
       or other units) deducted here:        0

       If there is a number of shares or
       other units that were registered
       pursuant to rule 24e-2 remaining
       unsold at the end of the fiscal
       year for which this form is filed
       that are available for use by the
       issuer in future fiscal years,
       then state that number here:          0

7. Interest due - If this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                              +$0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                              = $746.48

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                                                  February 21, 2007

          Method of Delivery:

                                   [X] Wire Transfer

                                   [ ] Mail or other means


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                                   SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.

                                        By*:    /s/ Donald C. Burke
                                                --------------------------------
                                        Name:   Donald C. Burke
                                        Title:  Vice President and Treasurer

Date: February 22, 2007

*Please print the name and title of the signing officer below the signature.